UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     February 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $845,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    11887     7860 PRN                                  0        0     7860
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    17896  1578500 PRN PUT                              0        0  1578500
ALZA CORP                      SDCV 7/2         02261WAB5     6156   698500 PRN PUT                              0        0   698500
AMGEN INC                      NOTE 0.125% 2/0  031162AN0   104786   104862 PRN                                  0        0   104862
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    14573    14550 PRN                                  0        0    14550
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    23104    22550 PRN                                  0        0    22550
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     2486     2600 SH                                   0        0     2600
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    95430  9302400 PRN PUT                              0        0  9302400
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    17218  1184500 PRN PUT                              0        0  1184500
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     4721   288100 PRN PUT                              0        0   288100
CSX CORP                       DBCV 10/3        126408GA5     5310   231500 PRN PUT                              0        0   231500
DANAHER CORP DEL               NOTE 1/2         235851AF9    12070   881000 PRN PUT                              0        0   881000
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    10920   895300 PRN PUT                              0        0   895300
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    31404    21692 PRN                                  0        0    21692
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    19028  1813000 PRN PUT                              0        0  1813000
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     5101   362500 PRN PUT                              0        0   362500
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8     7980     6490 PRN                                  0        0     6490
INTEL CORP                     SDCV 2.950%12/1  458140AD2    25822  2588500 PRN CALL                             0        0  2588500
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     8378   794000 PRN PUT                              0        0   794000
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    84766    84498 PRN                                  0        0    84498
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    13075    12950 PRN                                  0        0    12950
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    11820    10120 PRN                                  0        0    10120
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    19446    19545 PRN                                  0        0    19545
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    61840    61874 PRN                                  0        0    61874
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    42264    41520 PRN                                  0        0    41520
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    18455    12630 PRN                                  0        0    12630
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6529     4655 PRN                                  0        0     4655
PROLOGIS                       NOTE 1.875%11/1  743410AR3     7022   708500 PRN PUT                              0        0   708500
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     7712   772500 PRN PUT                              0        0   772500
PROLOGIS                       NOTE 3.250% 3/1  743410AY8     1676     1500 PRN                                  0        0     1500
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     6024     5300 PRN                                  0        0     5300
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    23143  1970000 PRN PUT                              0        0  1970000
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    13782     7225 PRN                                  0        0     7225
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    76322  7743200 PRN PUT                              0        0  7743200
US BANCORP DEL                 DBCV 9/2         902973AQ9     4854   490900 PRN PUT                              0        0   490900
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     4954   443500 PRN PUT                              0        0   443500
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7     9953   978500 PRN PUT                              0        0   978500
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     7444     7440 SH                                   0        0     7440
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